Lord Abbett Municipal Income Fund, Inc.

90 Hudson Street

Jersey City, NJ  07302

November 29, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Lord Abbett Municipal Income Fund, Inc. (the “Company”)

(formerly Lord Abbett Tax-Free Income Fund, Inc.)

1933 Act File No. 002-88912

1940 Act File No. 811-03942

Dear Sir or Madam:

Pursuant to Rule 485(a)  under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is the Registrant’s Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed to reflect the following changes with respect to Lord Abbett National Tax-Free Income Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett Connecticut Tax-Free Income Fund, Lord Abbett Hawaii Tax-Free Income Fund, Lord Abbett Minnesota Tax-Free Income Fund, Lord Abbett Missouri Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, Lord Abbett New York Tax-Free Income Fund, Lord Abbett Texas Tax-Free Income Fund and Lord Abbett Washington Tax-Free Income Fund, each a series of the Company (each, a “Fund”):

•                  The requirement that at least 70% of the municipal bonds held by each Fund be rated A or higher or determined by Lord Abbett to be of comparable quality has been removed.

•                  Disclosure has been added to reflect that each Fund may invest up to 20% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

•                  Disclosure has been added to clarify that each Fund may invest up to 20% of its net assets in municipal bonds issued by other states, which may be exempt from federal but not state and/or local taxes.

The Amendment also reflects certain editorial and other changes.  Prior to the February 1, 2007 effective date, the Company intends to file another post-effective amendment that will update financial and other information contained in the Registration Statement.

Any communication relating to this filing should be directed to Christina T. Simmons at 201-395-2264 or the undersigned at 201-395-2177.

Very truly yours,

/s/ Leslie C. Leda
Leslie C. Leda
Senior Paralegal